Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2020
North Country Gold Corp
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Homestake Resource Corporation
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Resources Inc.
Disclosure of subsidiaries [line items]
Place of incorporation	ON, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Mines Inc.
Disclosure of subsidiaries [line items]
Place of incorporation	Canada
Funtional currency	CAD
Beneficial interest	100.00%
Homestake Royalty Corporation
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%